FINANCIAL ASSETS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Carrying amount, January 1		$ 0	$ 0
Convertible debenture	[1]	750,000	0
Received Warrants on purchase of shares	[2]	151,350	0
Carrying amount		$ 901,350	$ 0

[1]	On December 20, 2018, the Company made an additional investment of $750,000 in GWAH and received unsecured interest bearing convertible debentures and 150,000 warrants exercisable to purchase 150,000 shares of GWAH at $2 per share.
[2]	As part of the issue of shares (see note 18 (vi)), the Company received 6,400,000 warrants exercisable to purchase 6,400,000 shares of Cannatrek at $0.40 a share. The total considerations paid was allocated to common shares and warrants in the amounts of $5,887,050 and $151,350.